STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 6,389,366
Net appreciation in fair value of investments	16,311,352
Investment income	22,700,718
Interest income on notes receivable from participants	71,991
Contributions:
Employer’s	5,450,417
Participants’	12,752,781
Rollover	16,094,127
Total contributions	34,297,325
Total additions	57,070,034
Benefits paid to participants	(12,121,730)
Administrative fees	(257,071)
Total deductions	(12,378,801)
Net increase	44,691,233
Net assets available for benefits
Beginning of year	133,711,126
End of year	$ 178,402,359